ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Jun. 30, 2023
Receivables [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE

Accounts receivable consisted of the following:

	As of June 30, 2023	As of June 30, 2022

Accounts receivable from third-party customers	$1,652,788	$1,656,041
Less: allowance for doubtful accounts	(160,026)	(6,872)
Total accounts receivable from third-party customers, net	1,492,762	1,649,169
Add: accounts receivable - related parties	1,272,384	1,094,855
Total accounts receivable, net	$2,765,146	$2,744,024

SCHEDULE OF ALLOWANCE FOR DOUBTFUL ACCOUNTS

Allowance for doubtful accounts movement is as follows:

	As of June 30, 2023	As of June 30, 2022

Beginning balance	$6,872	$26,272
Provision (recovery)	160,254	(16,776)
Write off	-	(2,366)
Foreign currency translation adjustments	(7,100)	(258)
Ending balance	$160,026	$6,872